Stockholders' Deficiency (Details Narrative) (10Q) - USD ($)		1 Months Ended			3 Months Ended				6 Months Ended		12 Months Ended
	Feb. 14, 2017	Mar. 31, 2019	Dec. 31, 2018	Oct. 31, 2018	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Mar. 24, 2019
Common stock, shares authorized			150,000,000		150,000,000				150,000,000		150,000,000	75,000,000
Number of shares issued for consulting services						$ 7,200		$ 38,000			$ 80,188	$ 588,592
Warrants to purchase common stock			3,483,403		5,852,952				5,852,952		3,483,403
Warrant term			2 years 1 month 6 days		2 years 3 months 19 days				2 years 3 months 19 days		2 years 1 month 6 days
Stock based compensation expenses									$ 1,258,482	$ 1,709,999	$ 2,399,385	$ 3,600,804
Exercise prices of stock options											$ 1.81
Warrants [Member]
Weighted average estimated fair value of warrants granted per share					$ 0.34		$ 1.23		$ 0.42	$ 1.22	$ 1.06	$ 1.54
Stock Option [Member]
Number of option to purchase shares	1,219,450	4,631,700	110,000	110,000
Exercise prices of stock options	$ 4.70	$ 0.75	$ 1.23	$ 1.23
Incremental value of modified stock options	$ 430,394	$ 452,637
Common Stock [Member]
Number of shares issued for consulting services, shares									75,000
Number of shares issued for consulting services									$ 30,000
Stock Warrants [Member]
Stock based compensation expenses					$ 0		$ 0		56,000	$ 48,192
Unrecognized stock-based compensation expense
Common Stock and Warrant Offering [Member]
Warrants to purchase common stock					2,191,111				2,191,111				1,000,000
Aggregate gross proceeds of warrants									$ 1,156,000
Fair value adjustment of warrants									$ 899,689
Common Stock and Warrant Offering [Member] | Five-Year Immediately Vested [Member]
Warrants to purchase common stock					1,135,556				1,135,556				500,000
Warrant term					5 years				5 years				5 years
Exercise price per share													$ 0.85
Common Stock and Warrant Offering [Member] | One-Year Immediately Vested [Member]
Warrants to purchase common stock					1,055,555				1,055,555				500,000
Warrant term					1 year				1 year				1 year
Exercise price per share					$ 0.70				$ 0.70				$ 0.70
Maximum [Member] | Stock Option [Member]
Exercise prices of stock options	$ 30.00	$ 4.70
Maximum [Member] | Common Stock and Warrant Offering [Member] | Five-Year Immediately Vested [Member]
Exercise price per share					1.00				1.00
Maximum [Member] | 2010 Equity Participation Plan [Member]
Common stock, shares authorized			10,000,000								10,000,000
Minimum [Member] | Stock Option [Member]
Exercise prices of stock options	$ 5.70	$ 1.00
Minimum [Member] | Common Stock and Warrant Offering [Member] | Five-Year Immediately Vested [Member]
Exercise price per share					$ 0.85				$ 0.85
Minimum [Member] | 2010 Equity Participation Plan [Member]
Common stock, shares authorized			4,250,000								4,250,000
Board of Directors [Member]
Reverse split, description		Effect a reverse split of the Company's common stock at a ratio of not less than 1-for-2 and not more than 1-for-20, with the Board of Directors having the discretion as to whether or not the reverse stock split is to be effected, and with the exact ratio of any reverse stock split to be set at a whole number within the above range as determined by the Board of Directors in its discretion.
Board of Directors [Member] | 2010 Equity Participation Plan [Member]
Common stock, shares authorized		20,000,000				20,000,000
Board of Directors [Member] | Maximum [Member]
Common stock, shares authorized		150,000,000				150,000,000